CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue	$ 327,516	$ 297,610	$ 261,247
Cost of revenue	156,577	145,091	126,150
Gross profit	170,939	152,519	135,097
Operating expenses:
Research and development	68,065	71,577	72,014
Sales and marketing	86,389	88,441	88,438
General and administrative	64,337	69,350	83,993
Total operating expenses	218,791	229,368	244,445
Operating profit (loss)	(47,852)	(76,849)	(109,348)
Interest income (expense), net	20,167	22,775	10,180
Other income (expense), net	(818)	837	505
Profit (loss) before income taxes	(28,503)	(53,237)	(98,663)
Provision for (benefit from) income taxes	6,419	5,798	6,042
Net profit (loss)	$ (34,922)	$ (59,035)	$ (104,705)
Weighted-average shares used in computing net profit (loss) per share attributable to ordinary shareholders, basic (in shares)	170,907,159	176,773,398	167,667,374
Weighted-average shares used in computing net profit (loss) per share attributable to ordinary shareholders, diluted (in shares)	170,907,159		167,667,374
Common Class A
Operating expenses:
Net profit (loss) per share attributable to ordinary shareholders, basic (in dollars per share)	$ (0.20)	$ (0.33)	$ (0.62)
Net profit (loss) per share attributable to ordinary shareholders, diluted (in dollars per share)	$ (0.20)	$ (0.33)	$ (0.62)
Weighted-average shares used in computing net profit (loss) per share attributable to ordinary shareholders, diluted (in shares)	121,867,011	115,005,250	92,450,867
Common Class B
Operating expenses:
Net profit (loss) per share attributable to ordinary shareholders, basic (in dollars per share)	$ (0.20)	$ (0.33)	$ (0.62)
Net profit (loss) per share attributable to ordinary shareholders, diluted (in dollars per share)	$ (0.20)	$ (0.33)	$ (0.62)
Weighted-average shares used in computing net profit (loss) per share attributable to ordinary shareholders, diluted (in shares)	49,040,148	61,768,148	75,216,507